JPMorgan Trust II

270 Park Avenue

New York, NY 10017

June 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust II (the “Trust”) on behalf of
JPMorgan U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund (the “Funds”)
File No. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 157 (Amendment No. 158 under the 1940 Act) filed electronically on May 31, 2012.

If you have any questions please call me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc: Vincent J. Di Stefano